1701 Market Street                                       Morgan, Lewis
Philadelphia, PA 19103                                   & Bockius LLP
Tel.: 215.963.5000                                       Counselors at Law
Fax: 215.963.5001




May 2, 2013


VIA EDGAR


Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


Re:     The Advisors' Inner Circle Fund (File Nos. 033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statements of Additional Information dated May 1, 2013 for the Trust's Citi Family of Funds and Hamlin High Dividend Equity Fund that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 210, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-13-000257) on April 30, 2013.

Please do not hesitate to contact the undersigned at 215.963.5620 should you have any questions.

Very truly yours,


/s/ Leon Salkin
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Leon Salkin